Retirement Benefit Plans	12 Months Ended
Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Retirement Benefit Plans
30. RETIREMENT BENEFIT PLANS
The amounts recognised in the balance sheet were as follows:

		Group
	2020	2019
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	495	669
Funded defined benefit pension scheme - deficit	(361)	(239)
Unfunded pension and post retirement medical benefits	(42)	(41)
Total net assets	92	389
Remeasurement losses/(gains) recognised in other comprehensive income during the year were as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Pension remeasurement	505	522	(470)
a) Defined contribution pension plansThe Santander UK group operates a number of defined contribution pension plans. The assets of the defined contribution pension plans are held and administered separately from those of the Santander UK group. The majority of employees are members of a defined contribution Master Trust, LifeSight. This is the plan into which eligible employees are enrolled automatically. The assets of LifeSight are held in separate trustee-administered funds. In October 2020, there was a transfer of assets and liabilities to LifeSight from the defined contribution section of the main Santander UK Group defined benefit pension scheme (see below). Funds arising from Additional Voluntary Contributions (AVCs) largely remained within the main Santander UK Group scheme.
An expense of £66m (2019: £66m, 2018: £67m) was recognised for defined contribution plans in the period and is included in staff costs classified within operating expenses (see Note 6).
b) Defined benefit pension schemes
The Santander UK group operates a number of defined benefit pension schemes. The main scheme is the Santander (UK) Group Pension Scheme (the Scheme). It comprises seven legally segregated sections. The Scheme covers 11% (2019: 11%) of the Santander UK group’s current employees and is a funded defined benefit scheme which is closed to new members.
The corporate trustee of the Scheme is Santander (UK) Group Pension Scheme Trustees Limited (the Trustee), a private limited company incorporated in 1996 and a wholly-owned subsidiary of Santander UK Group Holdings plc. The principal duty of the Trustee is to act in the best interests of the members of the Scheme. The Trustee board comprises five (2019: five) Directors selected by Santander UK Group Holdings plc, plus five (2019: five) member-nominated Directors selected from eligible members who apply for the role.
The assets of the funded schemes including the Scheme are held independently of the Santander UK group’s assets in separate trustee administered funds. Investment strategy across the sections of the Scheme remains under regular review. Investment decisions are delegated by the Trustee to a common investment fund, managed by Santander (CF Trustee) Limited, a private limited company owned by five Trustee directors, three appointed by Santander UK plc and two by the Trustee. The Santander (CF Trustee) Limited directors’ principal duty, within the investment powers delegated to them, is to act in the best interest of the members of the Scheme. Ultimate responsibility for investment policy and strategy rests with the Trustee of the Scheme who is required under the Pensions Act 2004 to prepare a statement of investment principles. The defined benefit pension schemes expose the Santander UK group to risks such as investment risk, interest rate risk, longevity risk and inflation risk. The Santander UK group does not hold material insurance policies over the defined benefit pension schemes and has not entered into any significant transactions with them.
Formal actuarial valuations of the assets and liabilities of the defined benefit schemes are carried out on at least a triennial basis by independent professionally-qualified actuaries and valued for accounting purposes at each balance sheet date. The Scheme Trustee is responsible for the actuarial valuations and in doing so considers, or relies in part on, a report of a third-party expert. The latest formal actuarial valuation for the Scheme at 31 March 2019 was finalised in August 2019, with a deficit to be funded of £1,136m. The next scheduled triennial funding valuation will be at 31 March 2022. Any funding surpluses can be recovered by Santander UK plc from the Scheme through refunds as the Scheme is run off over time or could be used to pay for the cost of benefits which are accruing.
The main differences between the assumptions used for assessing the defined benefit liabilities for the funding valuation and those used for IAS19 is that the financial and demographic assumptions used for the funding valuation are generally more prudent than those used for the IAS 19 valuation.
The total amount charged to the income statement was as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Net interest income	(10)	(23)	(7)
Current service cost	36	34	41
Past service and GMP costs	1	1	41
Administration costs	8	8	8
	35	20	83
On 26 October 2018, the High Court handed down a judgement concluding that defined benefit schemes should equalise pension benefits for men and women in relation to GMP and concluded on the methods that were appropriate. The estimated increase in liabilities at the date of the judgement was £40m and was based on a number of assumptions and the actual impact may be different. This was reflected in the income statement and in the closing net accounting surplus of the Scheme in 2018. The allowance included in the Scheme liabilities at 31 December 2020 increased by £5m (2019: £5m) to £50m (2019: £45m) to reflect the latest assumptions. This change was recognised in other comprehensive income. Work is being undertaken to consider and agree how to implement GMP equalisation.
On 20 November 2020, a further court ruling on the Lloyds GMP equalisation case took place on the issue of whether or not there is an obligation to equalise transfers that occurred prior to October 2018. It was concluded that historic transfers should be equalised. The potential additional liability was estimated and was not material. As a result, no additional liability has been accounted for.
The amounts recognised in other comprehensive income were as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	(1,328)	(855)	246
Actuarial losses/(gains) arising from changes in demographic assumptions	34	42	(56)
Actuarial (gains)/losses arising from experience adjustments	(141)	(42)	15
Actuarial losses/(gains) arising from changes in financial assumptions	1,940	1,377	(675)
Pension remeasurement	505	522	(470)
Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2020	2019
	£m	£m
At 1 January	(12,158)	(10,804)
Current service cost paid by Santander UK plc	(24)	(22)
Current service cost paid by subsidiaries	(12)	(12)
Interest cost	(253)	(308)
Employer salary sacrifice contributions	(2)	(9)
Past service cost	(1)	(1)
Remeasurement due to actuarial movements arising from:
–Changes in demographic assumptions	(34)	(42)
– Experience adjustments	141	42
–Changes in financial assumptions	(1,940)	(1,377)
Benefits paid	396	375
At 31 December	(13,887)	(12,158)

Movements in the fair value of the schemes’ assets were as follows:

	Group
	2020	2019
	£m	£m
At 1 January	12,547	11,532
Interest income	263	331
Contributions paid by employer and scheme members	245	212
Contributions paid by fellow Banco Santander subsidiaries	—	—
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	1,328	855
Benefits paid	(396)	(375)
At 31 December	13,979	12,547
The composition and fair value of the schemes’ assets by category was:

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total
2020	£m	%	£m	%	£m	%
UK equities	40	—	—	—	40	—
Overseas equities	1,271	9	1,004	7	2,275	16
Corporate bonds	1,121	8	457	3	1,578	11
Government fixed interest bonds	1,618	12	—	—	1,618	12
Government index-linked bonds	6,695	48	—	—	6,695	48
Property	—	—	1,454	10	1,454	10
Derivatives	—	—	312	2	312	2
Cash	—	—	1,161	8	1,161	8
Repurchase agreements(1)	—	—	(2,198)	(15)	(2,198)	(15)
Other	—	—	1,044	8	1,044	8
	10,745	77	3,234	23	13,979	100
2019
UK equities	128	1	—	—	128	1
Overseas equities	1,742	14	933	7	2,675	21
Corporate bonds	1,333	11	444	4	1,777	15
Government fixed interest bonds	2,710	22	—	—	2,710	22
Government index-linked bonds	4,543	35	—	—	4,543	35
Property	—	—	1,332	11	1,332	11
Derivatives	—	—	94	1	94	1
Cash	—	—	984	8	984	8
Repurchase agreements(1)	—	—	(3,263)	(26)	(3,263)	(26)
Other	—	—	1,567	12	1,567	12
	10,456	83	2,091	17	12,547	100
(1)    Sale and repurchase agreements net of purchase and resale agreements.
Scheme assets are stated at fair value based upon quoted prices in active markets except for property, property funds, derivatives, private equity and those classified under ‘Other’. The ‘Other’ category includes annuities, infrastructure funds and hedge funds. The property funds and the infrastructure funds were valued using market valuations prepared by an independent expert. Investments in hedge funds that are included in the ‘Other’ category, and investments in foreign exchange, inflation, equity and interest rate derivatives that are included in the ‘Derivatives’ category, were valued by investment managers by reference to market observable data. Private equity funds were valued by reference to the latest valuation statements provided by the private equity managers. The insured annuities were valued by actuaries based on the liabilities insured.
At 31 December 2020, the value of the insured annuities included in the ‘Other’ category included the value of a pensioner buy-in that was entered into on 27 May 2020 by the Trustee with an insurance company. This transaction insured 100% of the SMA section pensioner liabilities and 50% of the SPI section pensioner liabilities based on membership in the Scheme at 31 December 2018. At 31 December 2020, as highlighted above the Scheme was invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to ensure the values obtained in respect of these assets are appropriate and represent fair value.
A strategy is in place to manage interest rate and inflation risk relating to the liabilities. In 2020, the level of interest rate and inflation rate hedging was increased. The Scheme also has in place an equity collar to manage equity risk and hedges a proportion of its foreign exchange exposure to manage currency risk. At 31 December 2020 the equity collar had a notional value of £1,076m (2019: £1,560m) and the currency forwards had a notional value of £2,378m (2019: £2,079m). Some asset de-risking took place in 2020, with disinvestments from equity funds and multi-asset funds. The proceeds from disinvestment were used in a liability driven investment portfolio. An ESG monitoring framework has also been implemented to ensure regulatory compliance and to support the consideration of ESG issues in the decision-making framework.
The Santander UK group’s pension schemes did not directly hold any equity securities of the Company or any of its related parties at 31 December 2020 and 2019. The Santander UK group’s pension scheme assets do not include any property or other assets that are occupied or used by the Santander UK group.
Funding
In August 2019, in compliance with the Pensions Act 2004, the Trustee and the Santander UK group agreed to a new recovery plan in respect of the Scheme and schedule of contributions following the finalisation of the 31 March 2019 actuarial valuation. The funding target for this actuarial valuation is for the Scheme to have sufficient assets to make payments to members in respect of the accrued benefits as and when they fall due. In accordance with the terms of the Trustee agreement in place at the time, the Santander UK group contributed £236m in 2020 (2019: £203m) to the Scheme, of which £187m (2019: £153m) was in respect of agreed deficit repair contributions. The agreed schedule of the Santander UK group’s remaining contributions to the Scheme broadly comprises contributions of £187m each year from 30 September 2019 to 31 March 2026. In addition, the Santander UK group has agreed to pay further contingent contributions should the funding position have fallen behind plan. The Santander UK group also meets Scheme administration expenses. The funding valuation is used to judge the amount of cash contributions the Group needs to put into the pension scheme. It will always be different to the IAS 19 accounting deficit, which is an accounting rule concerning employee benefits and shown on the balance sheet of our financial statements.
Actuarial assumptions
The principal actuarial assumptions used for the defined benefit schemes were:

	Group
	2020	2019	2018
	%	%	%
To determine benefit obligations:
–Discount rate for scheme liabilities	1.3	2.1	2.9
–General price inflation	3.0	3.0	3.2
–General salary increase	1.0	1.0	1.0
–Expected rate of pension increase	2.9	2.9	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.5	27.3	27.3
–Females	30.0	29.8	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	29.0	28.9	28.7
–Females	31.5	31.3	31.6
Discount rate for scheme liabilities
The rate used to discount the retirement benefit obligation for accounting purposes is based on the annual yield at the balance sheet date of high-quality corporate bonds on that date. There are only a limited number of higher quality Sterling-denominated corporate bonds, particularly those that are longer-dated. Therefore, in order to set a suitable discount rate, we need to construct a corporate bond yield curve. The model which we use for constructing the curve uses corporate bond data but excludes most convertible and asset-backed bonds. The curve is then constructed from this data by extrapolating the horizontal forward curve from 30 years, with the level of this forward rate being the average of the fitted forward rates over the 15 to 30 year range. When considering an appropriate assumption, we project forward the expected cash flows of the Scheme and adopt a single equivalent cash flow weighted discount rate, subject to management judgement.
General price inflation
Consistent with our discount rate methodology, we set the inflation assumption using the expected cash flows of the Scheme, fitting them to an inflation curve to give a weighted average inflation assumption. We then deduct an inflation risk premium to reflect the compensation holders of fixed rate instruments expect to receive for taking on the inflation risk. This premium is subject to a cap, to better reflect management’s view of inflation expectations. In 2020, management amended the general price inflation assumptions to reflect the expectation that the Retail Price Index would be brought in line with the Consumer Price Index from 2030. At 31 December 2020, this change increased the liabilities of the Scheme by £64m.
General salary increase
From 1 March 2015, a cap on pensionable pay increases of 1% each year was applied to staff in the Scheme.
Expected rate of pension increase
The pension increase assumption methodology uses a stochastic model, which is calibrated to consider both the observed historical volatility term structure and derivative pricing. The model allows for the likelihood that high or low inflation in one-year feeds into inflation remaining high or low in the next year.
Mortality assumptions
The mortality assumptions are based on an independent analysis of the Scheme’s actual mortality experience, carried out as part of the triennial actuarial valuation, together with recent evidence from the Continuous Mortality Investigation. An allowance is then made for expected future improvements to life expectancy based on the Continuous Mortality Investigation Tables. Following this review the S3 Medium all pensioner mortality table was adopted with appropriate adjustments to reflect the actual mortality experience. For future improvements, at 31 December 2020 the CMI 2019 projection model was adopted, with model parameters selected having had regard to the Scheme’s membership profile with an initial addition to improvements of 0.15% per annum, together with a long-term rate of future improvements to life expectancy of 1.25% for male and female members. Both of these are published by the Continuous Mortality Investigation.
In 2019, the methodology for setting the demographic assumptions was changed to better represent current expectations, following a review carried out by the Trustee as part of the 2019 triennial valuation and a separate review conducted on early retirement experience. These reviews resulted in changes in the assumptions for commutation, family statistics and early retirement, which were retained at 31 December 2020.

Actuarial assumption sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
		2020	2019
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	25 bps increase	(662)	(564)
General price inflation	25 bps increase	365	407
Mortality	Each additional year of longevity assumed	515	419
The 25 bps sensitivity to the inflation assumption includes the corresponding impact of changes in future pension increase assumptions before and after retirement. The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the changes in assumptions would occur in isolation of one another as some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation recognised in the balance sheet. There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2021	359
2022	327
2023	336
2024	359
2025	382
Five years ending 2030	2,139

The average duration of the defined benefit obligation at 31 December 2020 was 19.4 years (2019: 18.8 years).
Covid-19
The Covid-19 pandemic led to significant volatility in financial markets in 2020. This translated into a volatile pension surplus/deficit, with large movements going through Other Comprehensive Income as a result. Significant progress was made in 2020 to improve the Scheme’s resilience to market volatility, which includes the increase in the level of interest rate and inflation rate hedging, de-risking within the asset portfolio and investment in a buy-in.
The Santander UK group has collaborated with the Trustee to ensure the delivery of key functions and services could be maintained throughout the Covid-19 pandemic, to include most vitally the payment of pensions to members. At the start of the Covid-19 pandemic, an enhanced risk monitoring framework was also established to identify and monitor such risks and ensure they were adequately managed.